PROMISSORY NOTE FROM A THIRD PARTY	12 Months Ended
Dec. 31, 2025
Cayson Acquisition Corp [Member]
Restructuring Cost and Reserve [Line Items]
PROMISSORY NOTE FROM A THIRD PARTY

NOTE 6 - PROMISSORY NOTE FROM A THIRD PARTY

On September 9, 2025, Mango Financial, the party that entered into the Merger Agreement with the Company (see Note 1- Proposed Business Combination), issued an unsecured promissory note to the Company, pursuant to which the Company borrowed an aggregate principal amount of $300,000 (the “Mango Extension Note”). The Mango Extension Note is non-interest bearing and is payable in full upon consummation of a Business Combination. The proceeds from the Mango Extension Note were deposited into Trust account, and were used to extend the period of time the Company has to consummate a Business Combination from September 23, 2025 to December 23, 2025.  As of December 31, 2025, $300,000 was outstanding under the Mango Extension Note.

On December 17, 2025, Mango Financial issued an unsecured promissory note to the Company, pursuant to which the Company borrowed an aggregate principal amount of $600,000 (the “Mango Extension Note 2”). The Mango Extension Note 2 is non-interest bearing and is payable in full upon consummation of a Business Combination. The proceeds from the Mango Extension Note 2 were deposited into Trust Account on December 23, 2025, and were used to extend the period of time the Company has to consummate a Business Combination from December 23, 2025 to March 23, 2026. As of December 31, 2025, $600,000 was outstanding under the Mango Extension Note 2.

As of December 31, 2025, the total amount due was $900,000.